OPERATING LEASE - Supplemental balance sheet and cashflow information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
OPERATING LEASE
Operating lease right-of-use assets, net	¥ 21,550	¥ 25,655		$ 3,082
Operating lease liabilities, current	9,945	8,966		1,422
Operating lease liabilities, non-current	12,987	17,458		$ 1,857
Total lease liabilities	22,932	26,424
Cash paid for amounts included in the measurement of lease liabilities	9,594	13,444	¥ 20,187
Right-of-use assets obtained in exchange for operating lease liabilities	¥ 5,887	¥ 9,858	¥ 4,168
Weighted average remaining lease term (year)	5 years 3 days	5 years 7 months 9 days	4 years 7 months 17 days	5 years 3 days
Weighted average discount rate	3.81%	3.92%	4.73%	3.81%